UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI Small/Mid Cap Hedged Equity Fund (Formerly, RQSI Small Cap Hedged Equity Fund) JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.7%**

	Shares	Value
COMMUNICATION SERVICES — 2.4%
Cinemark Holdings	7,979	$326,501
Emerald Expositions Events	17,569	249,480
GCI Liberty *	6,974	354,976
John Wiley & Sons, Cl A	6,019	311,664
Manchester United, Cl A	2,691	51,936
New Media Investment Group	22,813	311,854
Shenandoah Telecommunications	4,426	210,810
TechTarget *	7,213	104,589

		1,921,810

CONSUMER DISCRETIONARY — 5.6%
AutoNation *	8,288	321,160
Carter’s	3,439	285,093
Century Casinos *	10,801	82,844
Collectors Universe	1,442	19,438
Columbia Sportswear	2,329	207,724
Escalade	4,073	45,455
Gildan Activewear, Cl A	6,451	218,560
Grand Canyon Education *	2,037	189,319
Hooker Furniture	2,423	69,710
Liberty Expedia Holdings, Cl A *	5,008	205,278
Lifetime Brands	5,373	52,279
Murphy USA *	4,150	305,233
RCI Hospitality Holdings	1,660	37,035
Speedway Motorsports	34,196	551,922
Steven Madden	10,366	338,450
Superior Group of	28,478	506,053
Texas Roadhouse, Cl A	5,476	333,160
Unifi *	1,229	26,288
Wendy’s	19,586	339,230
Winmark	2,020	311,383

		4,445,614

CONSUMER STAPLES — 3.7%
Central Garden & Pet, Cl A *	6,268	223,266
Cott	14,051	213,294
Darling Ingredients *	15,947	339,193
Flowers Foods	17,617	346,350

THE ADVISORS’ INNER CIRCLE FUND II	RQSI Small/Mid Cap Hedged Equity Fund (Formerly, RQSI Small Cap Hedged Equity Fund) JANUARY 31, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
CONSUMER STAPLES — continued
Inter Parfums	876	$58,219
Nomad Foods *	28,899	529,719
Oil-Dri Corp of America	6,163	163,566
Performance Food Group *	6,070	207,351
Pingtan Marine Enterprise	12,335	28,124
Simply Good Foods *	27,681	547,807
Vector Group	25,281	278,091

		2,934,980

ENERGY — 1.3%
Era Group *	9,594	90,375
Hallador Energy	19,313	109,408
Isramco *	4,059	451,768
NACCO Industries, Cl A	1,693	57,697
National Energy Services Reunited *	15,079	118,370
Natural Gas Services Group *	4,991	82,401
RigNet *	9,354	124,970

		1,034,989

FINANCIALS — 26.5%
ACNB	3,565	129,766
American National Bankshares	3,388	110,720
Ames National	1,821	45,780
Apollo Investment	6,574	100,582
Arbor Realty Trust †	21,519	257,367
Argo Group International Holdings	2,912	194,347
Arrow Financial	348	11,084
Artisan Partners Asset Management, Cl A	9,441	220,164
Associated Banc-Corp	20,826	450,882
Assured Guaranty	6,368	258,286
Athene Holding, Cl A *	4,917	210,939
Atlantic Capital Bancshares *	924	16,706
Axis Capital Holdings	3,793	203,115
Bancorp *	1,522	12,907
BancorpSouth Bank	8,732	254,800
Bank First National	205	9,967
Bank of Commerce Holdings	1,182	12,636
Bank of Marin Bancorp	283	11,869
BankUnited	7,739	261,656

THE ADVISORS’ INNER CIRCLE FUND II	RQSI Small/Mid Cap Hedged Equity Fund (Formerly, RQSI Small Cap Hedged Equity Fund) JANUARY 31, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
FINANCIALS — continued
Bankwell Financial Group	905	$26,155
Banner	3,662	199,725
BlackRock Capital Investment	28,030	172,945
BOK Financial	2,671	221,987
BrightSphere Investment Group	18,339	226,853
Bryn Mawr Bank	2,306	85,299
Byline Bancorp *	656	12,392
Cambridge Bancorp	837	63,696
Cannae Holdings *	11,441	221,269
Capital City Bank Group	411	9,864
Cathay General Bancorp	12,581	467,006
CenterState Bank	9,309	230,863
Central Valley Community Bancorp	6,541	129,316
Century Bancorp, Cl A	354	27,481
Chemical Financial	5,489	244,041
Chemung Financial	3,501	146,762
Cherry Hill Mortgage Investment †	1,068	19,758
Chimera Investment †	13,883	264,193
Civista Bancshares	547	10,245
CNO Financial Group	13,682	244,634
Codorus Valley Bancorp	5,272	116,511
Community Bankers Trust *	2,793	20,836
Community Trust Bancorp	3,215	130,561
Crawford, Cl A	1,071	10,249
CVB Financial	11,530	252,622
Donegal Group, Cl A	10,410	137,100
Dynex Capital †	2,296	13,822
East West Bancorp	4,499	226,390
Enterprise Bancorp	4,397	142,243
Essent Group *	5,730	227,768
Evans Bancorp	2,811	98,385
Evercore, Cl A	3,074	274,970
Farmers National Banc	9,555	123,928
Fidelity D&D Bancorp	250	14,753
Financial Institutions	3,338	89,525
First American Financial	5,608	280,850
First Bancshares	400	12,964

THE ADVISORS’ INNER CIRCLE FUND II	RQSI Small/Mid Cap Hedged Equity Fund (Formerly, RQSI Small Cap Hedged Equity Fund) JANUARY 31, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
FINANCIALS — continued
First Bank	1,844	$20,727
First Citizens BancShares, Cl A	519	211,508
First Community Bankshares	1,500	51,450
First Defiance Financial	4,224	119,032
First Financial	802	33,259
First Financial Bancorp	9,673	254,690
First Financial Northwest	739	11,196
First Mid-Illinois Bancshares	359	11,696
Fulton Financial	15,755	252,868
FVCBankcorp *	541	9,468
Glacier Bancorp	5,944	250,718
Global Indemnity	1,041	34,249
Great Southern Bancorp	3,112	165,994
Great Western Bancorp	6,268	221,198
Guaranty Bancshares	2,693	80,790
Hancock Whitney	11,690	480,224
HarborOne Bancorp *	3,708	56,287
Heritage Commerce	2,428	32,220
Hilltop Holdings	12,818	235,979
Hingham Institution for Savings	674	124,623
Home Bancorp	3,018	106,716
Home BancShares	13,250	242,608
HomeTrust Bancshares	5,176	139,752
Hope Bancorp	17,429	249,409
Howard Bancorp *	830	10,649
Independent Bank	3,780	83,765
International Bancshares	5,694	201,966
Invesco Mortgage Capital †	16,955	272,976
Investar Holding	3,313	76,398
Investors Bancorp	41,415	502,777
Janus Henderson Group	10,728	234,193
Kemper	2,951	221,856
Kingstone	1,032	16,976
Ladenburg Thalmann Financial Services	8,247	23,751
LCNB	1,035	17,078
LPL Financial Holdings	3,207	225,677
MBT Financial	7,497	75,045

THE ADVISORS’ INNER CIRCLE FUND II	RQSI Small/Mid Cap Hedged Equity Fund (Formerly, RQSI Small Cap Hedged Equity Fund) JANUARY 31, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
FINANCIALS — continued
Mercantile Bank	4,130	$137,116
MidWestOne Financial Group	5,234	145,034
Morningstar	1,783	221,359
MVB Financial	1,291	21,740
MVC Capital	6,968	63,966
National General Holdings	8,090	195,374
Northrim BanCorp	290	9,608
Oaktree Specialty Lending	32,085	156,575
Oaktree Strategic Income	20,179	172,732
Old Republic International	9,522	191,868
Old Second Bancorp	7,473	104,846
Oppenheimer Holdings, Cl A	854	22,998
Oxford Square Capital	9,896	67,293
Pacific Mercantile Bancorp *	4,826	37,932
Parke Bancorp	1,247	24,466
PDL Community Bancorp *	748	9,672
Peapack Gladstone Financial	468	12,491
PennantPark Investment	23,465	168,479
Penns Woods Bancorp	762	26,921
PennyMac Financial Services *	9,213	190,525
Peoples Bancorp	663	21,216
Peoples Financial Services	1,104	45,529
Pinnacle Financial Partners	4,857	261,161
Premier Financial Bancorp	6,981	99,619
Prosperity Bancshares	3,843	273,391
Provident Bancorp *	2,083	47,097
QCR Holdings	3,285	112,544
Renasant	6,490	230,525
Republic Bancorp, Cl A	3,595	149,876
Riverview Bancorp	3,945	29,390
Santander Consumer USA Holdings	11,135	212,233
Selective Insurance Group	3,214	195,797
Sierra Bancorp	4,422	117,625
SmartFinancial *	1,793	34,605
Southern First Bancshares *	1,858	66,869
Southern Missouri Bancorp	3,767	132,636
Southern National Bancorp of Virginia	843	12,712

THE ADVISORS’ INNER CIRCLE FUND II	RQSI Small/Mid Cap Hedged Equity Fund (Formerly, RQSI Small Cap Hedged Equity Fund) JANUARY 31, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
FINANCIALS — continued
Sterling Bancorp	2,805	$24,123
Sterling Bancorp	14,120	271,669
Summit Financial Group	6,444	151,627
TCF Financial	10,049	222,686
Territorial Bancorp	5,662	156,158
Third Point Reinsurance *	995	10,457
THL Credit	10,336	71,422
TPG Specialty Lending	1,134	22,487
TriCo Bancshares	1,828	68,952
Trustmark	8,240	259,807
Umpqua Holdings	25,433	449,655
United Bankshares	7,550	267,044
United Community Banks	9,127	234,746
United Community Financial	13,349	126,549
United Financial Bancorp	3,467	51,346
Unity Bancorp	6,108	120,999
Univest Financial	442	10,383
Walker & Dunlop	4,529	217,709
Washington Federal	9,164	266,580
Waterstone Financial	1,812	28,448
West Bancorporation	7,077	152,439
Wins Finance Holdings *	443	10,632
Wintrust Financial	6,263	445,550

		20,996,590

HEALTH CARE — 4.1%
Bio-Techne	1,353	236,044
Bruker	10,411	365,010
Catalent *	6,282	231,994
Charles River Laboratories International *	1,731	213,242
Chemed	691	205,876
CONMED	3,051	214,638
Globus Medical, Cl A *	6,217	280,076
ICON *	1,516	212,058
Integra LifeSciences Holdings *	4,343	205,684
KalVista Pharmaceuticals *	1,884	35,212
Kamada *	37,893	198,938
Merit Medical Systems *	5,692	321,770

THE ADVISORS’ INNER CIRCLE FUND II	RQSI Small/Mid Cap Hedged Equity Fund (Formerly, RQSI Small Cap Hedged Equity Fund) JANUARY 31, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
HEALTH CARE — continued
National HealthCare	2,299	$184,679
Sinovac Biotech *	18,113	115,742
West Pharmaceutical Services	1,998	216,323

		3,237,286

INDUSTRIALS — 21.8%
Air Lease, Cl A	8,571	325,184
Aircastle	11,361	236,763
Albany International, Cl A	3,137	215,386
Allied Motion Technologies	7,287	307,220
Altra Industrial Motion	17,641	539,991
Applied Industrial Technologies	3,631	214,265
Arcosa	3,421	100,680
Armstrong World Industries	8,615	586,164
Barnes Group	3,653	215,819
Barrett Business Services	647	40,535
Brady, Cl A	4,507	201,508
CBIZ *	5,021	98,412
China Yuchai International	29,516	496,754
Civeo *	31,674	80,135
Comfort Systems USA	4,484	215,097
Covanta Holding	22,225	357,823
Crane	2,713	224,528
Curtiss-Wright	1,918	217,731
Deluxe	6,860	322,214
Ducommun *	2,372	93,386
EMCOR Group	7,955	518,906
ESCO Technologies	2,970	193,377
Exponent	3,862	192,946
Federal Signal	4,183	91,942
Forward Air	3,571	209,011
Generac Holdings *	6,264	331,554
Genesee & Wyoming, Cl A *	4,147	325,622
Graham	1,867	41,821
Heritage-Crystal Clean *	2,133	54,605
Herman Miller	6,475	221,639
ICF International	4,549	299,869
Interface, Cl A	33,870	555,806

THE ADVISORS’ INNER CIRCLE FUND II	RQSI Small/Mid Cap Hedged Equity Fund (Formerly, RQSI Small Cap Hedged Equity Fund) JANUARY 31, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
INDUSTRIALS — continued
Kadant	1,178	$100,483
Kforce	1,623	53,251
Kimball International, Cl B	25,854	365,316
Lawson Products *	22,158	655,877
LB Foster, Cl A *	7,490	133,846
Lincoln Electric Holdings	2,484	214,717
LSI Industries	10,366	33,897
Luxfer Holdings	2,102	41,851
Lydall *	1,789	47,444
ManpowerGroup	3,022	238,828
Masonite International *	4,369	249,907
McGrath RentCorp	2,647	133,409
Mistras Group *	19,038	280,048
Moog, Cl A	2,528	226,180
MSA Safety	2,078	208,174
MSC Industrial Direct, Cl A	4,058	338,802
Mueller Water Products, Cl A	53,479	528,373
NL Industries *	45,566	172,695
Orion Group Holdings *	6,979	29,451
Oshkosh	4,937	370,522
Preformed Line Products	7,755	430,402
Quanta Services	10,065	355,697
RBC Bearings *	1,494	208,293
Regal Beloit	2,796	214,621
Resources Connection	6,850	114,464
Ritchie Bros Auctioneers	5,986	215,257
Rush Enterprises, Cl A	5,680	217,260
Schneider National, Cl B	10,491	222,829
SP Plus *	3,916	129,620
SPX *	6,993	208,042
SPX FLOW *	2,426	79,500
Standex International	3,694	275,499
Teledyne Technologies *	946	212,112
Tetra Tech	3,783	208,784
TriMas *	1,661	48,152
TriNet Group *	4,669	213,187
Trinity Industries	10,637	248,693

THE ADVISORS’ INNER CIRCLE FUND II	RQSI Small/Mid Cap Hedged Equity Fund (Formerly, RQSI Small Cap Hedged Equity Fund) JANUARY 31, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
INDUSTRIALS — continued
Twin Disc *	2,598	$47,076
UniFirst	1,369	189,511
Universal Forest Products	7,545	232,537
Vectrus *	1,315	33,125
VSE	2,530	82,554
Watsco	2,256	332,715
Woodward	2,636	239,481

		17,309,175

INFORMATION TECHNOLOGY — 11.6%
Amber Road *	16,320	142,147
Aspen Technology *	2,383	230,269
AudioCodes	58,141	813,974
Cabot Microelectronics	2,054	209,283
CACI International, Cl A *	1,360	227,365
Celestica *	35,973	357,212
Cision *	16,741	207,588
CommVault Systems *	3,315	219,022
CoreLogic *	5,861	212,754
Dolby Laboratories, Cl A	3,167	204,683
EPAM Systems *	1,688	238,818
ExlService Holdings *	3,722	214,015
Fair Isaac *	1,047	235,784
FLIR Systems	4,498	219,862
Gilat Satellite Networks *	67,945	654,310
Hackett Group	18,624	335,046
Hollysys Automation Technologies	9,775	201,561
InterXion Holding *	5,562	333,942
j2 Global	4,610	346,488
Jabil	13,037	347,436
Magic Software Enterprises	55,173	447,453
Majesco *	27,821	236,479
ManTech International, Cl A	3,745	211,106
Net 1 UEPS Technologies *	20,078	57,222
Orbotech *	9,383	575,459
PRGX Global *	17,341	158,844
Quarterhill	22,328	21,591
Ribbon Communications *	32,413	180,865

THE ADVISORS’ INNER CIRCLE FUND II	RQSI Small/Mid Cap Hedged Equity Fund (Formerly, RQSI Small Cap Hedged Equity Fund) JANUARY 31, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
NFORMATION TECHNOLOGY — continued
Rimini Street *	25,616	$135,765
Sabre	9,051	207,992
Sapiens International	38,203	466,077
Tower Semiconductor *	2,514	37,433
TTEC Holdings	9,606	321,129
Tyler Technologies *	1,054	199,406

		9,208,380

MATERIALS — 5.0%
Avery Dennison	2,180	227,701
Balchem	2,500	207,550
Berry Global Group *	4,121	202,959
Eagle Materials	4,365	309,915
Fortuna Silver Mines *	85,564	344,824
Hawkins	5,693	236,202
Hudbay Minerals	13,251	79,373
Minerals Technologies	3,815	223,445
Mountain Province Diamonds	99,448	114,365
Orion Engineered Carbons	7,748	213,767
Packaging Corp of America	2,347	221,369
PolyOne	6,848	221,670
Resolute Forest Products *	18,924	147,607
RPM International	3,332	190,457
Sierra Metals *	153,997	264,875
Silgan Holdings	8,292	229,025
Steel Dynamics	6,520	238,567
Taseko Mines *	22,327	12,726
Tredegar	5,916	96,490
UFP Technologies *	6,433	212,289

		3,995,176

REAL ESTATE — 6.4%
Brixmor Property Group †	13,333	228,394
CareTrust REIT †	18,798	413,180
Cedar Realty Trust †	12,441	43,419
CIM Commercial Trust †	2,441	43,206
CoreCivic †	10,985	218,272
FRP Holdings * †	806	40,880
GEO Group †	9,942	224,192

THE ADVISORS’ INNER CIRCLE FUND II	RQSI Small/Mid Cap Hedged Equity Fund (Formerly, RQSI Small Cap Hedged Equity Fund) JANUARY 31, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
REAL ESTATE — continued
Jones Lang LaSalle	1,547	$221,856
Life Storage †	3,553	349,153
Monmouth Real Estate Investment †	38,304	526,297
Physicians Realty Trust †	20,053	363,160
Retail Opportunity Investments †	19,043	334,586
Rexford Industrial Realty †	10,444	350,918
Ryman Hospitality Properties †	2,937	235,988
Safety Income & Growth †	6,788	119,740
STAG Industrial †	12,784	352,455
Terreno Realty †	8,971	361,890
Tier REIT †	1,926	45,261
Urban Edge Properties †	11,785	240,650
Urstadt Biddle Properties, Cl A †	2,455	52,586
Weingarten Realty Investors †	11,936	342,444

		5,108,527

UTILITIES — 4.3%
Black Hills	5,577	378,623
Clearway Energy, Cl C	17,194	259,457
Hawaiian Electric Industries	9,033	335,937
Kenon Holdings	15,419	282,169
MDU Resources Group	12,982	333,767
New Jersey Resources	7,446	361,131
NextEra Energy Partners	4,550	182,728
PNM Resources	4,767	203,027
Portland General Electric	7,466	360,757
South Jersey Industries	11,058	329,307
Southwest Gas Holdings	2,560	200,499
TransAlta	40,786	223,507

		3,450,909

TOTAL COMMON STOCK (Cost $73,777,844)		73,643,436

TOTAL INVESTMENTS — 92.7% (Cost $73,777,844)		$73,643,436

THE ADVISORS’ INNER CIRCLE FUND II	RQSI Small/Mid Cap Hedged Equity Fund (Formerly, RQSI Small Cap Hedged Equity Fund) JANUARY 31, 2019 (Unaudited)

A list of the open futures contracts held by the Fund at January 31, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
S&P 500 E-MINI	(12)	Mar-2019	$(1,592,888)	$(1,622,700)	$(29,812)
NASDAQ 100 Index E-MINI	12	Mar-2019	1,606,400	1,659,540	53,140

			$13,512	$36,840	$23,328

Percentages are based on Net Assets of $79,485,200.
*	Non-income producing security.
†	Real Estate Investment Trust
**	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl — Class

NASDAQ — National Association of Securities Dealers and Automated Quotations

REIT — Real Estate Investment Trust

S&P — Standard & Poors

The following is a list of the level of inputs used as of January 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$73,643,436	$—	$—	$73,643,436

Total Investments in Securities	$73,643,436	$—	$—	$73,643,436

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Unrealized Appreciation	$53,140	$—	$—	$53,140

Unrealized Depreciation	(29,812)	—	—	(29,812)

Total Liabilities	$23,328	$—	$—	$23,328

*	Futures are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RQS-QH-001-0700

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

A list of the open futures contracts held by the Fund at January 31, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
90-Day Euro	(80)	Sep-2019	$(19,461,550)	$(19,478,000)	$(16,448)
Amsterdam Index	2	Feb-2019	233,072	237,600	3,884
AUDUSD Currency	11	Mar-2019	801,350	799,700	(1,650)
Australian 10-Year Bond	(75)	Mar-2019	(7,111,299)	(7,279,108)	(39,078)
British Pound	(92)	Mar-2019	(7,499,788)	(7,556,075)	(56,288)
CAC40 10 Euro Index	33	Feb-2019	1,822,692	1,885,185	50,484
CAD Currency	(79)	Mar-2019	(5,955,800)	(6,023,355)	(67,555)
Canadian 10-Year Bond	108	Mar-2019	11,163,873	11,313,307	64,743
DAX Index	5	Mar-2019	1,574,882	1,595,854	16,273
Euro	(5)	Mar-2019	(720,750)	(717,906)	2,844
Euro Stoxx 50	(21)	Mar-2019	(741,207)	(757,632)	(10,859)
Euro-BTP	68	Mar-2019	9,693,221	10,084,769	337,043
Euro-Bund	33	Mar-2019	6,215,573	6,257,637	37,109
Euro-OAT	30	Mar-2019	5,202,241	5,250,953	37,814
FTSE 100 Index	75	Mar-2019	6,633,488	6,789,968	163,004
FTSE MIB Index	13	Mar-2019	1,429,471	1,465,731	30,522
Hang Seng Index	(18)	Feb-2019	(3,158,849)	(3,217,665)	(59,352)
IBEX	21	Feb-2019	2,133,781	2,176,436	34,204
Japanese 10-Year Bond	(18)	Mar-2019	(25,234,408)	(25,232,224)	(10,468)
Japanese Yen	(13)	Mar-2019	(1,491,444)	(1,497,519)	(6,075)
KOSPI 200 Index	(112)	Mar-2019	(7,090,207)	(7,221,139)	(101,063)
Long Gilt 10-Year Bond	7	Mar-2019	1,123,002	1,134,150	6,213
NASDAQ 100 Index E-MINI	9	Mar-2019	1,206,735	1,244,655	37,920
Nikkei 225 Index	(8)	Mar-2019	(1,449,154)	(1,523,984)	(64,736)
S&P 500 Index E-MINI	(76)	Mar-2019	(9,887,913)	(10,277,100)	(389,188)
S&P TSX 60 Index	(7)	Mar-2019	(976,686)	(988,561)	(5,533)
SPI 200 Index	(4)	Mar-2019	(423,339)	(421,891)	2,759
U.S. 10-Year Treasury Note	175	Mar-2019	21,328,266	21,432,031	103,766

			$(20,640,747)	$(20,524,183)	$100,289

Percentages are based on Net Assets of $36,151,414.

1

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND JANUARY 31, 2019 (Unaudited)

AUD — Australian Dollar

CAC — Cotation Assistee en Continu

CAD — Canadian Dollar

DAX — Deutscher Aktien 30 Index

FTSE — Financial Times Stock Exchange

IBEX — International Business Exchange

KOSPI — Korea Composite Stock Price Index

NASDAQ — National Association of Securities Dealers and Automated Quotations

S&P — Standard & Poors

SPI — Share Price Index

TSX — Toronto Stock Exchange

USD — United States Dollar

The following is a list of the level of inputs used as of January 31, 2019, in valuing the Fund’s other financial instruments carried at value:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *

Unrealized Appreciation	$928,582	$—	$—	$928,582

Unrealized Depreciation	(828,293)	—	—	(828,293)

Total Other Financial Instruments	$100,289	$—	$—	$100,289

*	Futures are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RQS-QH-002-0200

2

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 27, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 27, 2019